Concentration Risk (Details) - Schedule of Group’s Total Accounts Receivable	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021
Customer B [Member]
Percentage of the Group’s accounts receivable
Accounts receivable percentage	30.00%		23.00%
Customer C [Member]
Percentage of the Group’s accounts receivable
Accounts receivable percentage	33.00%	[1]	13.00%
Customer D [Member]
Percentage of the Group’s accounts receivable
Accounts receivable percentage	15.00%		10.00%
Customer E [Member]
Percentage of the Group’s accounts receivable
Accounts receivable percentage	12.00%			[1]
Customer F [Member]
Percentage of the Group’s accounts receivable
Accounts receivable percentage	10.00%			[1]

[1]	represent percentage less than 10%